Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Operating Leases

Year ended December 31,2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	85,717
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	126,099
Weighted average remaining lease term
Operating leases	12.2 years
Weighted average discount rate
Operating leases	6.7%

Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2019:

RMB
2020	91,182
2021	75,342
2022	72,690
2023	72,576
2024	75,026
2025 and thereafter	587,588
Total future lease payments	974,404
Less: Imputed interest	317,922
Total lease liability balance	656,482

Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases to Offices and Enrollment Centers

Future minimum payments under non-cancelable operating leases related to offices and enrollment centers consisted of the following at December 31, 2018:

RMB
2019	110,796
2020	97,949
2021	90,347
2022	83,251
2023 and thereafter	698,995
1,081,338